UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number: 3235-0456

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:
The AllianceBernstein Portfolios
1345 Avenue of the Americas
New York, New York 10105

2. The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all
series and classes of the issuer,
check the box but do not list series
or classes):
Fund name:
AB Wealth Appreciation
AB Balanced Wealth
AB Conservative Wealth
AB Tax Managed Wealth Appreciation
AB Tax Managed Balanced Wealth
AB Tax Managed Conservative Wealth

3.Investment Company Act File Number:
811-05088
Securities Act File Number :
033-12988
4(a).	Last Day of Fiscal Year for which
this Form is filed:
August 31, 2012
4(b). Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the issuer's
fiscal year).
4(c). Check box if this is the last
time the issuer will be filing this Form.

5.	Calculation of registration fee:
(i) Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24 (f):
$676,450,271
(ii)Aggregate sale price of securities
redeemed or repurchased during the
fiscal year:
$1,344,081,929
(iii) Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce
registration fees payable to the
Commission:
$1,464,848,713
(iv)Total available redemption credits
 [add Items 5(ii) and 5(iii)]:
-$2,808,930,642
(v)Net Sales:
(vi)Redemption credits available
for use in future years:
$(2,132,480,371)
(vii)	Multiplier for determining
registration fee:
x	0.0001364
	(viii)	Registration Fee Due:
=	$0.00
6.	Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before
October 11, 1997, then report the amount
of securities (number of shares or
other units) deducted here:
-
If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years,
then state that number here:
-

7.	Interest due -- if this Form is
being filed more than 90 days after the
end of the issuer's fiscal year:
+	 $-

8.	Total amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:
$-
9.	Date the registration fee and any
interest payment was sent to the Commission's
lockbox depository:
	Method of Delivery:
x	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by
the following persons on behalf of the
issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: November 29, 2012

*  Please print or type the name and
title of the signing officer below
the signature.